Intangible Assets - Summary of Activity in Intangible Assets and Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Sep. 27, 2013	Sep. 30, 2011	Jun. 25, 2012 Nitronex LLC [Member]	Sep. 28, 2012 Nitronex LLC [Member]	Sep. 27, 2013 Acquired Technology [Member]	Sep. 30, 2011 Acquired Technology [Member]	Sep. 28, 2012 Acquired Technology [Member] Nitronex LLC [Member]	Sep. 27, 2013 Customer Relationships [Member]	Sep. 30, 2011 Customer Relationships [Member]	Jun. 25, 2012 Customer Relationships [Member] Nitronex LLC [Member]	Sep. 28, 2012 Customer Relationships [Member] Nitronex LLC [Member]	Sep. 27, 2013 Trade Name [Member]	Sep. 30, 2011 Trade Name [Member]	Sep. 28, 2012 Trade Name [Member] Nitronex LLC [Member]	Sep. 27, 2013 Goodwill [Member]	Sep. 30, 2011 Goodwill [Member]	Sep. 28, 2012 Goodwill [Member] Nitronex LLC [Member]
Schedule Of Amortization Expenses Recognized [Line Items]
Intangible assets	$ 44,654	$ 41,894			$ 21,354	$ 21,354		$ 13,150	$ 13,150			$ 3,400	$ 3,400		$ 6,750	$ 3,990
Other intangibles purchased	2,283				2,283
Nitronex Acquisition			8,350	2,760						750							2,760
Intangible assets, net	$ 46,937	$ 41,894			$ 23,637	$ 21,354		$ 13,150	$ 13,150			$ 3,400	$ 3,400		$ 6,750	$ 3,990